Notes Payable (Details Narrative) - USD ($)			1 Months Ended	2 Months Ended	9 Months Ended
	Sep. 05, 2020	May 07, 2020	Jul. 29, 2020	May 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Financing agreements				$ 506,000
Principal interest price per share				$ 21,000
Debt instrument maturity description				April 2022 and May 2022
Principal payments					$ 67,000
Outstanding balance					439,000
Debt discount					$ 590,000	$ 225,000
EID Loan [Member]
Principal interest price per share	$ 0.7
Notes bear interest	3.75%
Proceeds from loans	$ 150,000
Notes Payable [Member]
Debt instrument maturity description					January 13, 2019 and on April 24, 2020
Principal payments					$ 22,000
Outstanding balance					$ 33,000	$ 56,000
Notes bear interest					8.30%
Notes Payable [Member] | Third Party Investors [Member]
Debt instrument face amount			$ 250,000
Terms of notes			Under the terms of the note, the Company is to pay 50% of the net revenues beginning on August 21, 2020, for a product to be designed and produced by the Company. The product has not been produced and therefore no payments have been made. The Company issued 280,000 shares of common stock as fees in conjunction with this financing. The Company recorded $28, of discount which is being amortized to interest expense over the expected term of the arrangement.
Debt discount			$ 28,000
PPP Loan [Member]
Notes bear interest		1.00%
Proceeds from loans		$ 134,000
Debt maturity date		May 04, 2022